Financial instruments and risk management - Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 09, 2024
Measurement of fair values
Financial assets	$ 10,354	$ 9,987
Financial liabilities	(5,089)	(4,770)
Transfer from Level 1 to Level 2 assets	0	0
Transfer from Level 2 to Level 1 assets	0	0
Transfer into Level 3 assets	0	0
Transfer out of Level 3 assets	0	0
Transfer from Level 1 to Level 2 liabilities	0	0
Transfer from Level 2 to Level 1 liabilities	0	0
Transfer into Level 3 liabilities	0	0
Transfer out of Level 3 liabilities	0	0
Corporate Bond Maturing March 2034
Measurement of fair values
Notional amount	650
Cartiheal Ltd
Measurement of fair values
Cash transferred			$ 180
Acquisition consideration
Measurement of fair values
Increase in consideration	69
Increase due to discount unwind	13
Decrease in acquisition consideration through payments made	9
Increase (decrease) due to remeasurement	(2)
Acquisition consideration | Cartiheal Ltd
Measurement of fair values
Increase in consideration	67
Currency swaps
Measurement of fair values
Financial liabilities	(454)	(548)
Interest rate swaps
Measurement of fair values
Financial liabilities	(16)
Private placement debt
Measurement of fair values
Financial liabilities	(625)	(1,030)
Financial liabilities, at fair value	(573)	(959)
Fair value of liability	573	959
2.032% Corporate Bond Maturing October 2030
Measurement of fair values
Financial liabilities	(995)	(995)
Financial liabilities, at fair value	(836)	(826)
Fair value of liability	836	826
Corporate Bond Maturing March 2034
Measurement of fair values
Financial liabilities	(628)
Financial liabilities, at fair value	(642)
Notional amount	650
Fair value of liability	642
Corporate Bond Maturing March 2027
Measurement of fair values
Financial liabilities	(348)
Financial liabilities, at fair value	(352)
Notional amount	350
Fair value of liability	352
4.565% Corporate Bond Maturing October 2029
Measurement of fair values
Financial liabilities	(527)	(555)
Financial liabilities, at fair value	(547)	(585)
Fair value of liability	547	585
Currency swaps
Measurement of fair values
Financial assets	453	548
Interest rate swaps
Measurement of fair values
Financial assets	10	7
Cash and cash equivalents
Measurement of fair values
Financial assets	619	302
At fair value
Measurement of fair values
Financial assets	66	60
Financial liabilities	(118)	(60)
At fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(84)	(32)
Financial liabilities, at fair value	(84)	(32)
Fair value of liability	84	32
At fair value | Acquisition consideration | Level 3
Measurement of fair values
Financial liabilities, at fair value	(84)	(32)
Fair value of liability	84	32
At fair value | Forward foreign exchange contracts
Measurement of fair values
Financial liabilities	(16)	(25)
Financial liabilities, at fair value	(16)	(25)
Fair value of liability	16	25
At fair value | Forward foreign exchange contracts | Level 2
Measurement of fair values
Financial liabilities, at fair value	(16)	(25)
Fair value of liability	16	25
At fair value | Currency swaps
Measurement of fair values
Financial liabilities	(2)	(3)
Financial liabilities, at fair value	(2)	(3)
Fair value of liability	2	3
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial liabilities, at fair value	(2)	(3)
Fair value of liability	2	3
At fair value | Interest rate swaps
Measurement of fair values
Financial liabilities	(16)
Financial liabilities, at fair value	(16)
Fair value of liability	16
At fair value | Interest rate swaps | Level 2
Measurement of fair values
Financial liabilities, at fair value	(16)
Fair value of liability	16
At fair value | Forward foreign exchange contracts
Measurement of fair values
Financial assets	46	25
Financial assets, at fair value	46	25
At fair value | Forward foreign exchange contracts | Level 2
Measurement of fair values
Financial assets, at fair value	46	25
At fair value | Investments.
Measurement of fair values
Financial assets	9	8
Financial assets, at fair value	9	8
At fair value | Investments. | Level 3
Measurement of fair values
Financial assets, at fair value	9	8
At fair value | Contingent consideration receivable
Measurement of fair values
Financial assets		18
Financial assets, at fair value		18
At fair value | Contingent consideration receivable | Level 3
Measurement of fair values
Financial assets, at fair value		18
At fair value | Currency swaps
Measurement of fair values
Financial assets	1	2
Financial assets, at fair value	1	2
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial assets, at fair value	1	2
At fair value | Interest rate swaps
Measurement of fair values
Financial assets	10	7
Financial assets, at fair value	10	7
At fair value | Interest rate swaps | Level 2
Measurement of fair values
Financial assets, at fair value	10	7
At fair value | Fair value - hedging instruments
Measurement of fair values
Financial liabilities	(32)	(25)
At fair value | Fair value - hedging instruments | Forward foreign exchange contracts
Measurement of fair values
Financial liabilities	(16)	(25)
At fair value | Fair value - hedging instruments | Interest rate swaps
Measurement of fair values
Financial liabilities	(16)
At fair value | Fair value through OCI
Measurement of fair values
Financial liabilities		(3)
At fair value | Fair value through OCI | Currency swaps
Measurement of fair values
Financial liabilities		(3)
At fair value | Fair value through profit or loss
Measurement of fair values
Financial liabilities	(86)	(32)
At fair value | Fair value through profit or loss | Acquisition consideration
Measurement of fair values
Financial liabilities	(84)	(32)
At fair value | Fair value through profit or loss | Currency swaps
Measurement of fair values
Financial liabilities	(2)
At fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets	56	32
At fair value | Fair value - hedging instruments | Forward foreign exchange contracts
Measurement of fair values
Financial assets	46	25
At fair value | Fair value - hedging instruments | Interest rate swaps
Measurement of fair values
Financial assets	10	7
At fair value | Fair value through OCI
Measurement of fair values
Financial assets		2
At fair value | Fair value through OCI | Currency swaps
Measurement of fair values
Financial assets		2
At fair value | Financial assets at fair value through profit or loss
Measurement of fair values
Financial assets	10	26
At fair value | Financial assets at fair value through profit or loss | Investments.
Measurement of fair values
Financial assets	9	8
At fair value | Financial assets at fair value through profit or loss | Contingent consideration receivable
Measurement of fair values
Financial assets		18
At fair value | Financial assets at fair value through profit or loss | Currency swaps
Measurement of fair values
Financial assets	1
Not measured at fair value
Measurement of fair values
Financial assets	1,809	1,465
Financial liabilities	(4,230)	(3,915)
Not measured at fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(21)	(4)
Not measured at fair value | Bank overdrafts.
Measurement of fair values
Financial liabilities	(2)	(2)
Not measured at fair value | Bank loans
Measurement of fair values
Financial liabilities		(303)
Not measured at fair value | Corporate bond not in a hedge relationship
Measurement of fair values
Financial liabilities	(1,492)	(995)
Not measured at fair value | Corporate bond in a hedge relationship
Measurement of fair values
Financial liabilities	(1,006)	(555)
Not measured at fair value | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities	(625)	(1,030)
Not measured at fair value | Trade and other payables
Measurement of fair values
Financial liabilities	(1,084)	(1,026)
Not measured at fair value | Trade and other receivables.
Measurement of fair values
Financial assets	1,190	1,163
Not measured at fair value | Cash and cash equivalents
Measurement of fair values
Financial assets	619	302
Not measured at fair value | Amortised cost
Measurement of fair values
Financial liabilities	(4,230)
Not measured at fair value | Amortised cost | Acquisition consideration
Measurement of fair values
Financial liabilities	(21)
Not measured at fair value | Amortised cost | Bank overdrafts.
Measurement of fair values
Financial liabilities	(2)
Not measured at fair value | Amortised cost | Corporate bond not in a hedge relationship
Measurement of fair values
Financial liabilities	(1,492)
Not measured at fair value | Amortised cost | Corporate bond in a hedge relationship
Measurement of fair values
Financial liabilities	(1,006)
Not measured at fair value | Amortised cost | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities	(625)
Not measured at fair value | Amortised cost | Trade and other payables
Measurement of fair values
Financial liabilities	(1,084)
Not measured at fair value | Other financial liabilities
Measurement of fair values
Financial liabilities		(3,915)
Not measured at fair value | Other financial liabilities | Acquisition consideration
Measurement of fair values
Financial liabilities		(4)
Not measured at fair value | Other financial liabilities | Bank overdrafts.
Measurement of fair values
Financial liabilities		(2)
Not measured at fair value | Other financial liabilities | Bank loans
Measurement of fair values
Financial liabilities		(303)
Not measured at fair value | Other financial liabilities | Corporate bond not in a hedge relationship
Measurement of fair values
Financial liabilities		(995)
Not measured at fair value | Other financial liabilities | Corporate bond in a hedge relationship
Measurement of fair values
Financial liabilities		(555)
Not measured at fair value | Other financial liabilities | Private placement debt not in a hedge relationship
Measurement of fair values
Financial liabilities		(1,030)
Not measured at fair value | Other financial liabilities | Trade and other payables
Measurement of fair values
Financial liabilities		(1,026)
Not measured at fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets		1,163
Not measured at fair value | Fair value - hedging instruments | Trade and other receivables.
Measurement of fair values
Financial assets		1,163
Not measured at fair value | Amortised cost
Measurement of fair values
Financial assets	1,809	302
Not measured at fair value | Amortised cost | Trade and other receivables.
Measurement of fair values
Financial assets	1,190
Not measured at fair value | Amortised cost | Cash and cash equivalents
Measurement of fair values
Financial assets	$ 619	$ 302